Reconciliation of Total Liability for Environmental Rehabilitation (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Asset retirement obligations
Opening balance		$ 140.8	$ 149.2
Addition to liabilities		11.8	5.3
Accretion of liability	5.8	14.3	13.8	10.5
Translation		(8.3)	(27.5)
Closing balance	$ 149.2	$ 158.6	$ 140.8